Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Mutual Funds
Entity Central Index Key	0000895430
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000034078
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class A
Trading Symbol	INGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 133,611,195
Holdings Count | Holding	951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,611,195 # of Portfolio Holdings951 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

C000034080
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class C
Trading Symbol	IGBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$83	1.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%
AssetsNet	$ 133,611,195
Holdings Count | Holding	951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,611,195 # of Portfolio Holdings951 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

C000034081
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class I
Trading Symbol	IGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 133,611,195
Holdings Count | Holding	951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,611,195 # of Portfolio Holdings951 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

C000105408
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R
Trading Symbol	IGBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 133,611,195
Holdings Count | Holding	951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,611,195 # of Portfolio Holdings951 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

C000122013
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class R6
Trading Symbol	IGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 133,611,195
Holdings Count | Holding	951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,611,195 # of Portfolio Holdings951 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

C000079030
Shareholder Report [Line Items]
Fund Name	Voya Global Bond Fund
Class Name	Class W
Trading Symbol	IGBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 133,611,195
Holdings Count | Holding	951
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$133,611,195 # of Portfolio Holdings951 Portfolio Turnover Rate69%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	5.2%
U.S. Treasury Obligations	3.2%
U.S. Government Agency Obligations	7.2%
Asset-Backed Securities	9.1%
Commercial Mortgage-Backed Securities	11.0%
Sovereign Bonds	16.5%
Collateralized Mortgage Obligations	21.4%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.8%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	2.3%
United States Treasury Notes, 3.750%, 04/30/27	1.7%
China Government Bond, 2.520%, 08/25/33	1.7%
Mexican Udibonos, 2.750%, 11/27/31	1.3%
Ginnie Mae - Class IX, 4.500%, 01/20/45	1.2%
Ginnie Mae, 2.500%, 05/20/51	1.2%
Spain Government Bond, 1.450%, 04/30/29	1.1%
China Government Bond, 4.080%, 10/22/48	1.0%
Ginnie Mae, 4.500%, 05/20/53	1.0%

C000023406
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class A
Trading Symbol	NAWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 258,483,578
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$258,483,578 # of Portfolio Holdings232 Portfolio Turnover Rate43%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

C000023408
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class C
Trading Symbol	NAWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 258,483,578
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$258,483,578 # of Portfolio Holdings232 Portfolio Turnover Rate43%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

C000023409
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class I
Trading Symbol	NAWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 258,483,578
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$258,483,578 # of Portfolio Holdings232 Portfolio Turnover Rate43%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

C000218334
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class R6
Trading Symbol	VGHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 258,483,578
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$258,483,578 # of Portfolio Holdings232 Portfolio Turnover Rate43%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

C000079029
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Fund
Class Name	Class W
Trading Symbol	IGVWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 258,483,578
Holdings Count | Holding	232
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$258,483,578 # of Portfolio Holdings232 Portfolio Turnover Rate43%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.1%
Countries-Other	4.8%
Australia	1.2%
Spain	1.3%
Switzerland	1.3%
Netherlands	1.7%
Italy	1.9%
Germany	2.1%
France	3.1%
Canada	3.7%
United Kingdom	4.1%
Japan	4.6%
United States	68.1%

Sector Allocation

Value	Value
Financials	26.3%
Health Care	14.0%
Industrials	13.7%
Consumer Staples	9.5%
Communication Services	6.6%
Energy	6.2%
Utilities	5.9%
Consumer Discretionary	4.6%
Real Estate	4.5%
Information Technology	3.9%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Procter & Gamble Co.	1.6%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.2%
Wells Fargo & Co.	1.2%
Verizon Communications, Inc.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Raytheon Technologies Corp.	1.0%
PepsiCo, Inc.	1.0%

C000107874
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	IEMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$73	1.47%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.47%
AssetsNet	$ 191,010,150
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,010,150 # of Portfolio Holdings374 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

C000107875
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	IEMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$110	2.22%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.22%
AssetsNet	$ 191,010,150
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,010,150 # of Portfolio Holdings374 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

C000105125
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	IEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
AssetsNet	$ 191,010,150
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,010,150 # of Portfolio Holdings374 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

C000107876
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	IEMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$85	1.72%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.72%
AssetsNet	$ 191,010,150
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,010,150 # of Portfolio Holdings374 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

C000107877
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager Emerging Markets Equity Fund
Class Name	Class W
Trading Symbol	IEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$60	1.22%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
AssetsNet	$ 191,010,150
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$191,010,150 # of Portfolio Holdings374 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	11.7%
Japan	1.3%
Hong Kong	1.5%
Thailand	1.7%
Indonesia	1.8%
South Africa	2.7%
Mexico	5.9%
Brazil	9.3%
South Korea	14.8%
Taiwan	15.3%
India	16.5%
China	16.8%

Sector Allocation

Value	Value
Information Technology	26.4%
Financials	15.5%
Consumer Discretionary	12.7%
Consumer Staples	11.7%
Communication Services	10.7%
Industrials	8.7%
Energy	6.8%
Materials	2.4%
Utilities	1.8%
Health Care	1.5%
Real Estate	1.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Reliance Industries Ltd.	3.8%
SK Hynix, Inc.	3.6%
Tencent Holdings Ltd.	3.5%
Alibaba Group Holding Ltd.	3.3%
SK Square Co. Ltd.	3.2%
HDFC Bank Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.6%
MercadoLibre, Inc.	1.8%
MediaTek, Inc.	1.7%

C000094856
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Equity Fund
Class Name	Class I
Trading Symbol	IIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 532,948,443
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$532,948,443 # of Portfolio Holdings435 Portfolio Turnover Rate51%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.9%
Countries-Other	23.2%
Hong Kong	2.9%
Taiwan	3.7%
Canada	4.1%
Australia	4.2%
Netherlands	4.6%
China	5.3%
United States	6.7%
France	7.9%
Germany	9.4%
United Kingdom	12.0%
Japan	13.1%

Sector Allocation

Value	Value
Financials	24.0%
Industrials	16.4%
Information Technology	14.7%
Consumer Discretionary	9.0%
Health Care	8.2%
Communication Services	8.0%
Consumer Staples	6.2%
Energy	3.4%
Materials	3.2%
Real Estate	2.1%
Utilities	1.9%
Short-Term Investments	2.3%
Assets in Excess of Other Liabilities	0.6%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
SAP SE	1.5%
London Stock Exchange Group PLC	1.4%
Tencent Holdings Ltd.	1.2%
ASML Holding NV	1.2%
Wolters Kluwer NV	1.1%
GSK PLC	1.1%
Roche Holding AG	0.9%
Imperial Brands PLC	0.9%
BNP Paribas SA	0.9%

C000023423
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class A
Trading Symbol	NTKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
AssetsNet	$ 321,923,092
Holdings Count | Holding	1,338
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$321,923,092 # of Portfolio Holdings1,338 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

C000023425
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class C
Trading Symbol	NARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$117	2.28%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.28%
AssetsNet	$ 321,923,092
Holdings Count | Holding	1,338
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$321,923,092 # of Portfolio Holdings1,338 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

C000023426
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class I
Trading Symbol	NAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 321,923,092
Holdings Count | Holding	1,338
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$321,923,092 # of Portfolio Holdings1,338 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

C000241253
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class R6
Trading Symbol	VVJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 321,923,092
Holdings Count | Holding	1,338
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$321,923,092 # of Portfolio Holdings1,338 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

C000059862
Shareholder Report [Line Items]
Fund Name	Voya Multi-Manager International Small Cap Fund
Class Name	Class W
Trading Symbol	ISCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Multi-Manager International Small Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 321,923,092
Holdings Count | Holding	1,338
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$321,923,092 # of Portfolio Holdings1,338 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.7%
Countries-Other	17.5%
Denmark	2.8%
Sweden	3.8%
South Korea	4.6%
Australia	5.2%
Italy	6.5%
Germany	6.8%
Switzerland	7.0%
Canada	7.2%
France	7.4%
United Kingdom	8.6%
Japan	20.9%

Sector Allocation

Value	Value
Industrials	21.9%
Financials	13.4%
Information Technology	12.6%
Consumer Discretionary	12.5%
Materials	8.9%
Health Care	7.4%
Real Estate	5.8%
Communication Services	5.2%
Consumer Staples	4.5%
Energy	3.1%
Utilities	3.0%
Exchange-Traded Funds	0.7%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.1)%

Largest Holdings [Text Block]

Top 10 Holdings

Klepierre SA	1.6%
ROCKWOOL A/S - Class B	0.9%
Logitech International SA	0.7%
Pandora A/S	0.7%
Avanza Bank Holding AB	0.7%
Zalando SE	0.7%
Orion Oyj - Class B	0.7%
Bankinter SA	0.7%
Coca-Cola HBC AG - Class DI	0.6%
BKW AG	0.6%

C000240818
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EME Fund
Class Name	Portfolio
Trading Symbol	VVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series EME Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
AssetsNet	$ 244,080,850
Holdings Count | Holding	352
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$244,080,850 # of Portfolio Holdings352 Portfolio Turnover Rate15%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.2%
Countries-Other	11.6%
Malaysia	1.3%
Hong Kong	1.4%
Thailand	1.6%
Indonesia	1.7%
South Africa	2.6%
Mexico	6.1%
Brazil	10.2%
South Korea	14.0%
Taiwan	14.9%
India	15.8%
China	17.6%

Sector Allocation

Value	Value
Information Technology	25.5%
Financials	15.4%
Consumer Staples	13.2%
Consumer Discretionary	13.1%
Communication Services	10.0%
Industrials	8.6%
Energy	6.4%
Materials	2.5%
Utilities	1.8%
Health Care	1.4%
Real Estate	0.9%
Short-Term Investments	1.2%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
HDFC Bank Ltd.	3.4%
Reliance Industries Ltd.	3.4%
Alibaba Group Holding Ltd.	3.3%
SK Hynix, Inc.	3.3%
Tencent Holdings Ltd.	3.2%
SK Square Co. Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.4%
MercadoLibre, Inc.	1.9%
Fomento Economico Mexicano SAB de CV - Foreign	1.8%